Quarterly Holdings Report
for

Fidelity® Series Corporate Bond Fund

May 31, 2020

XBC-QTLY-0720
1.9891234.101

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 88.6%
	Principal Amount	Value
COMMUNICATION SERVICES - 9.3%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.:
4.35% 3/1/29	$900,000	$1,019,305
4.5% 3/9/48	850,000	967,518
4.9% 6/15/42	250,000	285,739
Level 3 Financing, Inc. 3.4% 3/1/27 (a)	670,000	677,538
Verizon Communications, Inc.:
3.125% 3/16/22	120,000	125,978
3.15% 3/22/30	47,000	52,098
4% 3/22/50	500,000	614,076
4.016% 12/3/29	800,000	942,598
		4,684,850
Entertainment - 0.7%
The Walt Disney Co.:
3.8% 3/22/30	600,000	698,476
4.75% 9/15/44	320,000	400,186
		1,098,662
Interactive Media & Services - 0.2%
Tencent Holdings Ltd. 3.575% 4/11/26 (a)	260,000	284,863
Media - 3.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
5.05% 3/30/29	900,000	1,054,485
5.75% 4/1/48	100,000	123,140
Comcast Corp.:
4.15% 10/15/28	1,075,000	1,271,695
4.7% 10/15/48	500,000	653,165
4.95% 10/15/58	60,000	83,957
COX Communications, Inc. 3.15% 8/15/24 (a)	100,000	106,102
Discovery Communications LLC:
3.625% 5/15/30	83,000	87,689
3.95% 3/20/28	600,000	647,776
Fox Corp.:
3.666% 1/25/22	2,000	2,085
4.03% 1/25/24	3,000	3,298
4.709% 1/25/29	4,000	4,676
5.476% 1/25/39	504,000	646,380
5.576% 1/25/49	3,000	3,973
Time Warner Cable, Inc.:
5.875% 11/15/40	500,000	613,824
7.3% 7/1/38	500,000	666,704
		5,968,949
Wireless Telecommunication Services - 2.0%
Rogers Communications, Inc. 5% 3/15/44	270,000	348,548
T-Mobile U.S.A., Inc.:
3.5% 4/15/25 (a)	650,000	696,066
3.75% 4/15/27 (a)	950,000	1,027,131
Vodafone Group PLC:
4.375% 5/30/28	700,000	819,206
5.25% 5/30/48	300,000	388,930
		3,279,881

TOTAL COMMUNICATION SERVICES		15,317,205

CONSUMER DISCRETIONARY - 5.7%
Automobiles - 1.6%
Daimler Finance North America LLC 3.35% 2/22/23 (a)	650,000	664,564
General Motors Financial Co., Inc.:
3.55% 7/8/22	450,000	445,716
4.15% 6/19/23	400,000	406,115
5.2% 3/20/23	152,000	158,236
Volkswagen Group of America Finance LLC:
3.125% 5/12/23 (a)	200,000	205,379
4.75% 11/13/28 (a)	700,000	789,058
		2,669,068
Hotels, Restaurants & Leisure - 2.2%
Marriott International, Inc. 2.125% 10/3/22	1,360,000	1,317,792
McDonald's Corp.:
3.625% 9/1/49	600,000	652,406
4.875% 12/9/45	470,000	596,210
Starbucks Corp.:
3.55% 8/15/29	250,000	276,827
3.8% 8/15/25	580,000	647,231
4% 11/15/28	100,000	113,407
		3,603,873
Household Durables - 0.5%
D.R. Horton, Inc. 2.5% 10/15/24	829,000	857,845
Multiline Retail - 0.6%
Dollar Tree, Inc.:
4% 5/15/25	500,000	551,144
4.2% 5/15/28	375,000	423,904
		975,048
Specialty Retail - 0.8%
AutoNation, Inc. 4.75% 6/1/30	20,000	20,822
AutoZone, Inc. 3.125% 4/18/24	600,000	629,062
Lowe's Companies, Inc.:
4.375% 9/15/45	159,000	187,162
4.55% 4/5/49	300,000	373,693
O'Reilly Automotive, Inc.:
3.55% 3/15/26	75,000	82,844
4.35% 6/1/28	75,000	84,491
		1,378,074

TOTAL CONSUMER DISCRETIONARY		9,483,908

CONSUMER STAPLES - 5.8%
Beverages - 2.2%
Anheuser-Busch InBev Worldwide, Inc.:
4.439% 10/6/48	500,000	545,673
4.6% 4/15/48	700,000	778,253
4.9% 1/23/31	525,000	640,511
Constellation Brands, Inc. 2.875% 5/1/30	470,000	487,060
Molson Coors Beverage Co. 3% 7/15/26	1,141,000	1,145,076
		3,596,573
Food & Staples Retailing - 0.7%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (a)	138,000	138,552
Costco Wholesale Corp.:
1.375% 6/20/27	114,000	115,966
1.6% 4/20/30	700,000	705,432
1.75% 4/20/32	251,000	252,497
		1,212,447
Food Products - 0.5%
Conagra Brands, Inc.:
3.8% 10/22/21	50,000	51,960
4.6% 11/1/25	70,000	80,528
H.J. Heinz Co. 3.75% 4/1/30 (a)	740,000	766,341
		898,829
Tobacco - 2.4%
Altria Group, Inc.:
4.25% 8/9/42	14,000	14,303
4.8% 2/14/29	607,000	695,190
BAT Capital Corp. 3.557% 8/15/27	1,200,000	1,260,837
Imperial Tobacco Finance PLC:
3.5% 7/26/26 (a)	500,000	512,122
3.75% 7/21/22 (a)	900,000	921,982
Reynolds American, Inc. 4.45% 6/12/25	425,000	469,848
		3,874,282

TOTAL CONSUMER STAPLES		9,582,131

ENERGY - 7.5%
Oil, Gas & Consumable Fuels - 7.5%
Alberta Energy Co. Ltd. 8.125% 9/15/30	409,000	372,372
Boardwalk Pipelines LP 3.375% 2/1/23	100,000	95,433
Canadian Natural Resources Ltd. 6.25% 3/15/38	375,000	422,189
Cenovus Energy, Inc. 4.25% 4/15/27	1,100,000	998,344
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	485,000	533,954
DCP Midstream Operating LP:
3.875% 3/15/23	500,000	472,500
5.125% 5/15/29	450,000	409,500
Enbridge, Inc. 4.5% 6/10/44	250,000	258,788
Encana Corp. 5.15% 11/15/41	136,000	82,590
Energy Transfer Partners LP:
3.75% 5/15/30	54,000	53,235
4.25% 3/15/23	450,000	466,648
4.95% 6/15/28	650,000	684,741
Enterprise Products Operating LP 5.1% 2/15/45	375,000	428,296
Equinor ASA:
1.75% 1/22/26	61,000	62,303
2.375% 5/22/30	550,000	567,048
Hess Corp. 6% 1/15/40	575,000	579,022
Magellan Midstream Partners LP 3.25% 6/1/30	500,000	518,941
Marathon Petroleum Corp. 4.75% 9/15/44	300,000	303,339
Occidental Petroleum Corp.:
3 month U.S. LIBOR + 0.950% 1.3976% 2/8/21 (b)(c)	92,000	88,531
3 month U.S. LIBOR + 1.250% 1.6835% 8/13/21 (b)(c)	107,000	102,062
2.6% 8/13/21	28,000	26,964
2.7% 8/15/22	25,000	22,868
2.9% 8/15/24	83,000	65,985
3.2% 8/15/26	11,000	8,027
4.3% 8/15/39	5,000	2,963
4.4% 8/15/49	5,000	2,963
Petroleos Mexicanos:
6.49% 1/23/27 (a)	75,000	65,906
6.875% 8/4/26	75,000	68,513
Phillips 66 Co.:
3.7% 4/6/23	227,000	242,552
4.875% 11/15/44	300,000	372,751
Plains All American Pipeline LP/PAA Finance Corp. 4.65% 10/15/25	1,119,000	1,146,100
The Williams Companies, Inc.:
3.5% 11/15/30	213,000	223,076
4.55% 6/24/24	400,000	433,634
Total Capital International SA 3.127% 5/29/50	800,000	808,289
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30 (a)	25,000	26,604
Valero Energy Corp. 2.85% 4/15/25	21,000	22,077
Western Gas Partners LP:
4.05% 2/1/30	670,000	601,124
5.375% 6/1/21	700,000	691,250
		12,331,482
FINANCIALS - 28.2%
Banks - 16.7%
AIB Group PLC:
4.263% 4/10/25 (a)(b)	250,000	260,362
4.75% 10/12/23 (a)	1,000,000	1,058,958
Bank Ireland Group PLC 4.5% 11/25/23 (a)	200,000	205,953
Bank of America Corp.:
2.456% 10/22/25 (b)	625,000	650,383
3.004% 12/20/23 (b)	450,000	470,210
3.95% 4/21/25	1,100,000	1,201,859
4.271% 7/23/29 (b)	700,000	805,542
Barclays PLC 3.65% 3/16/25	1,000,000	1,059,830
BNP Paribas SA:
3.052% 1/13/31 (a)(b)	875,000	896,176
4.25% 10/15/24	750,000	811,230
BPCE SA:
2.375% 1/14/25 (a)	1,400,000	1,415,374
4.875% 4/1/26 (a)	200,000	221,805
Citigroup, Inc.:
2.876% 7/24/23 (b)	750,000	773,719
4.075% 4/23/29 (b)	600,000	670,043
4.4% 6/10/25	400,000	442,459
4.45% 9/29/27	1,200,000	1,334,062
Citizens Financial Group, Inc. 4.35% 8/1/25	165,000	179,048
Credit Agricole SA 2.375% 1/22/25 (a)	650,000	675,233
Credit Suisse Group Funding Guernsey Ltd. 3.75% 3/26/25	1,150,000	1,248,787
Danske Bank A/S 3.001% 9/20/22 (a)(b)	540,000	545,478
Discover Bank 2.45% 9/12/24	350,000	350,618
Fifth Third Bancorp:
2.55% 5/5/27	568,000	589,338
8.25% 3/1/38	300,000	450,490
HSBC Holdings PLC 2.848% 6/4/31 (b)	800,000	799,054
JPMorgan Chase & Co.:
2.956% 5/13/31 (b)	104,000	107,068
3.882% 7/24/38 (b)	475,000	542,915
4.203% 7/23/29 (b)	600,000	686,205
Mitsubishi UFJ Financial Group, Inc. 2.998% 2/22/22	100,000	103,223
Rabobank Nederland:
3.75% 7/21/26	300,000	324,657
4.625% 12/1/23	750,000	818,265
Regions Financial Corp. 3.8% 8/14/23	10,000	10,654
Royal Bank of Scotland Group PLC:
2.359% 5/22/24 (b)	228,000	230,258
6% 12/19/23	600,000	661,066
6.1% 6/10/23	450,000	491,382
Santander Holdings U.S.A., Inc. 3.45% 6/2/25	800,000	807,787
Societe Generale:
3% 1/22/30 (a)	430,000	427,912
3.875% 3/28/24 (a)	700,000	737,036
Standard Chartered PLC 3.785% 5/21/25 (a)(b)	630,000	657,723
Sumitomo Mitsui Financial Group, Inc. 2.442% 10/19/21	100,000	102,521
SunTrust Banks, Inc. 3.2% 4/1/24	100,000	107,801
Wells Fargo & Co.:
2.164% 2/11/26 (b)	730,000	739,840
2.393% 6/2/28 (b)	800,000	807,724
Wells Fargo Bank NA 2.082% 9/9/22 (b)	1,100,000	1,113,102
Zions Bancorp NA:
3.25% 10/29/29	850,000	809,476
3.5% 8/27/21	250,000	253,946
		27,656,572
Capital Markets - 3.0%
Ares Capital Corp.:
3.25% 7/15/25	575,000	522,404
4.25% 3/1/25	75,000	72,886
Deutsche Bank AG New York Branch 4.25% 10/14/21	500,000	507,253
Goldman Sachs Group, Inc.:
4.223% 5/1/29 (b)	900,000	1,019,627
5.25% 7/27/21	100,000	104,722
Moody's Corp. 3.25% 5/20/50	57,000	60,797
Morgan Stanley:
4.35% 9/8/26	1,085,000	1,223,608
4.431% 1/23/30 (b)	111,000	129,865
5% 11/24/25	552,000	635,232
UBS Group AG 3 month U.S. LIBOR + 1.460% 3.126% 8/13/30 (a)(b)	613,000	647,331
		4,923,725
Consumer Finance - 3.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.125% 7/3/23	850,000	756,744
Ally Financial, Inc. 4.125% 2/13/22	700,000	715,547
Capital One Financial Corp.:
3.2% 2/5/25	700,000	730,445
3.9% 1/29/24	124,000	131,670
Discover Financial Services:
3.75% 3/4/25	600,000	625,675
3.85% 11/21/22	100,000	103,569
4.1% 2/9/27	50,000	51,850
Ford Motor Credit Co. LLC:
3.096% 5/4/23	300,000	281,316
3.813% 10/12/21	500,000	486,250
4.271% 1/9/27	400,000	363,916
5.596% 1/7/22	700,000	698,250
Synchrony Financial:
3.95% 12/1/27	75,000	71,735
4.375% 3/19/24	407,000	410,759
		5,427,726
Diversified Financial Services - 2.1%
AXA Equitable Holdings, Inc. 4.35% 4/20/28	700,000	751,147
Brixmor Operating Partnership LP 3.85% 2/1/25	100,000	100,315
DH Europe Finance II SARL:
2.6% 11/15/29	531,000	558,194
3.4% 11/15/49	650,000	721,898
General Electric Capital Corp. 5.875% 1/14/38	475,000	530,512
USAA Capital Corp. 2.125% 5/1/30 (a)	150,000	154,172
Voya Financial, Inc.:
3.125% 7/15/24	75,000	77,648
3.65% 6/15/26	600,000	644,940
		3,538,826
Insurance - 3.1%
AIA Group Ltd.:
3 month U.S. LIBOR + 0.520% 1.6358% 9/20/21 (a)(b)(c)	200,000	197,296
3.6% 4/9/29 (a)	700,000	767,592
American International Group, Inc. 3.9% 4/1/26	950,000	1,043,710
Hartford Financial Services Group, Inc. 4.3% 4/15/43	275,000	309,074
Marsh & McLennan Companies, Inc.:
3.875% 3/15/24	11,000	12,070
4.375% 3/15/29	10,000	11,805
4.9% 3/15/49	434,000	578,324
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (a)	350,000	332,215
New York Life Insurance Co. 4.45% 5/15/69 (a)	54,000	65,703
Principal Financial Group, Inc. 3.7% 5/15/29	96,000	108,001
Protective Life Global Funding 3.397% 6/28/21 (a)	150,000	154,628
Reliance Standard Life Global Funding II 2.75% 5/7/25 (a)	478,000	482,813
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	600,000	660,648
Unum Group 4.5% 3/15/25	181,000	187,992
Willis Group North America, Inc. 3.6% 5/15/24	186,000	197,337
		5,109,208

TOTAL FINANCIALS		46,656,057

HEALTH CARE - 9.6%
Biotechnology - 1.1%
AbbVie, Inc.:
2.95% 11/21/26 (a)	875,000	938,157
4.25% 11/21/49 (a)	700,000	801,965
4.55% 3/15/35 (a)	75,000	88,348
		1,828,470
Health Care Equipment & Supplies - 0.8%
Becton, Dickinson & Co. 2.823% 5/20/30	750,000	797,013
Boston Scientific Corp. 2.65% 6/1/30	500,000	516,070
		1,313,083
Health Care Providers & Services - 3.5%
Anthem, Inc. 2.25% 5/15/30	700,000	718,655
Centene Corp.:
4.25% 12/15/27	125,000	130,578
4.625% 12/15/29	195,000	209,918
4.75% 1/15/25	100,000	103,250
Cigna Corp.:
3.2% 9/17/20	100,000	100,699
3.4% 9/17/21	18,000	18,625
3.4% 3/15/50	500,000	536,290
3.75% 7/15/23	615,000	669,138
4.125% 11/15/25	4,000	4,558
4.375% 10/15/28	561,000	658,385
4.8% 8/15/38	307,000	382,915
4.9% 12/15/48	7,000	9,231
CVS Health Corp.:
4.78% 3/25/38	600,000	730,561
5.05% 3/25/48	350,000	449,348
HCA Holdings, Inc.:
5.125% 6/15/39	217,000	252,689
5.25% 6/15/49	240,000	282,537
UnitedHealth Group, Inc. 4.75% 7/15/45	350,000	468,815
		5,726,192
Pharmaceuticals - 4.2%
AstraZeneca PLC 6.45% 9/15/37	385,000	579,788
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	1,050,000	1,175,516
Bristol-Myers Squibb Co.:
3.2% 6/15/26 (a)	479,000	537,256
3.9% 2/20/28 (a)	460,000	533,752
4.125% 6/15/39 (a)	138,000	174,700
4.25% 10/26/49 (a)	480,000	631,112
4.55% 2/20/48 (a)	425,000	568,359
Elanco Animal Health, Inc.:
4.662% 8/27/21 (b)	100,000	101,750
5.022% 8/28/23 (b)	700,000	739,212
5.65% 8/28/28 (b)	575,000	635,375
Mylan NV 4.55% 4/15/28	1,004,000	1,127,350
Perrigo Finance PLC 3.5% 12/15/21	200,000	199,425
		7,003,595

TOTAL HEALTH CARE		15,871,340

INDUSTRIALS - 6.5%
Aerospace & Defense - 1.4%
Northrop Grumman Corp. 4.03% 10/15/47	375,000	454,365
The Boeing Co.:
5.04% 5/1/27	900,000	955,497
5.15% 5/1/30	885,000	945,033
		2,354,895
Airlines - 0.9%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	214,164	124,215
Delta Air Lines, Inc. 3.4% 4/19/21	500,000	481,256
Southwest Airlines Co. 5.25% 5/4/25	680,000	688,810
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	165,000	102,289
United Airlines, Inc. 4.55% 2/25/33	191,234	142,038
		1,538,608
Commercial Services & Supplies - 0.1%
Waste Management, Inc. 2.95% 6/15/24	197,000	210,409
Electrical Equipment - 0.1%
Rockwell Automation, Inc. 3.5% 3/1/29	70,000	77,796
Industrial Conglomerates - 0.8%
General Electric Co.:
3.45% 5/1/27	31,000	30,692
4.35% 5/1/50	391,000	379,858
Roper Technologies, Inc. 3.65% 9/15/23	900,000	971,588
		1,382,138
Machinery - 1.0%
Caterpillar, Inc. 3.25% 9/19/49	545,000	602,193
Ingersoll-Rand Luxembourg Finance SA 3.5% 3/21/26	900,000	968,040
Westinghouse Air Brake Co. 3 month U.S. LIBOR + 1.300% 2.0405% 9/15/21 (b)(c)	14,000	13,311
		1,583,544
Professional Services - 0.1%
Leidos, Inc.:
2.95% 5/15/23 (a)	92,000	95,235
3.625% 5/15/25 (a)	70,000	75,105
		170,340
Road & Rail - 1.4%
Avolon Holdings Funding Ltd. 5.5% 1/15/23 (a)	700,000	617,025
Burlington Northern Santa Fe LLC 4.7% 9/1/45	500,000	638,716
CSX Corp. 4.3% 3/1/48	425,000	517,089
Norfolk Southern Corp. 3.155% 5/15/55 (a)	516,000	515,960
		2,288,790
Trading Companies & Distributors - 0.7%
Air Lease Corp.:
2.25% 1/15/23	25,000	23,317
2.3% 2/1/25	850,000	740,825
3.5% 1/15/22	100,000	95,710
4.25% 2/1/24	364,000	341,467
		1,201,319

TOTAL INDUSTRIALS		10,807,839

INFORMATION TECHNOLOGY - 2.6%
Electronic Equipment & Components - 0.5%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	100,000	101,875
6.02% 6/15/26 (a)	675,000	762,409
		864,284
IT Services - 0.2%
Fiserv, Inc. 3.5% 7/1/29	271,000	299,073
The Western Union Co. 2.85% 1/10/25	59,000	60,885
		359,958
Semiconductors & Semiconductor Equipment - 1.2%
Micron Technology, Inc.:
2.497% 4/24/23	160,000	163,813
4.185% 2/15/27	350,000	386,941
4.64% 2/6/24	942,000	1,035,151
NXP BV/NXP Funding LLC 2.7% 5/1/25 (a)	375,000	386,739
		1,972,644
Software - 0.3%
Oracle Corp. 4% 11/15/47	375,000	440,482
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc. 3.85% 8/4/46	500,000	611,441

TOTAL INFORMATION TECHNOLOGY		4,248,809

MATERIALS - 1.5%
Chemicals - 1.5%
LYB International Finance II BV 3.5% 3/2/27	550,000	588,303
LYB International Finance III LLC 2.875% 5/1/25	650,000	676,009
Sherwin-Williams Co. 4.5% 6/1/47	375,000	446,028
The Dow Chemical Co.:
3.625% 5/15/26	625,000	677,966
4.55% 11/30/25	18,000	20,110
		2,408,416
Containers & Packaging - 0.0%
Avery Dennison Corp. 4.875% 12/6/28	50,000	58,606

TOTAL MATERIALS		2,467,022

REAL ESTATE - 3.9%
Equity Real Estate Investment Trusts (REITs) - 3.6%
American Tower Corp. 2.4% 3/15/25	800,000	836,962
Camden Property Trust 2.8% 5/15/30	58,000	60,386
Federal Realty Investment Trust 3.95% 1/15/24	700,000	727,133
Hudson Pacific Properties LP 3.95% 11/1/27	700,000	693,714
Omega Healthcare Investors, Inc. 4.5% 1/15/25	600,000	605,916
Simon Property Group LP 2.45% 9/13/29	750,000	688,791
Ventas Realty LP 4.4% 1/15/29	650,000	664,322
Welltower, Inc.:
3.625% 3/15/24	10,000	10,227
4.125% 3/15/29	675,000	697,516
WP Carey, Inc.:
4.25% 10/1/26	450,000	464,472
4.6% 4/1/24	375,000	396,853
		5,846,292
Real Estate Management & Development - 0.3%
Mid-America Apartments LP 3.95% 3/15/29	100,000	110,545
Tanger Properties LP 3.125% 9/1/26	497,000	430,237
		540,782

TOTAL REAL ESTATE		6,387,074

UTILITIES - 8.0%
Electric Utilities - 4.1%
Cleco Corporate Holdings LLC 3.743% 5/1/26	990,000	1,025,269
Duke Energy Corp. 2.45% 6/1/30	70,000	72,079
Duke Energy Ohio, Inc. 2.125% 6/1/30	770,000	791,188
Duquesne Light Holdings, Inc. 3.616% 8/1/27 (a)	560,000	558,944
Edison International 3.55% 11/15/24	670,000	697,515
Entergy Corp. 2.8% 6/15/30	72,000	74,873
Exelon Corp. 5.1% 6/15/45	370,000	471,367
FirstEnergy Corp. 2.65% 3/1/30	780,000	813,146
Nevada Power Co. 3.7% 5/1/29	75,000	86,357
NextEra Energy Capital Holdings, Inc.:
2.75% 11/1/29	1,100,000	1,176,454
3.25% 4/1/26	370,000	406,935
Xcel Energy, Inc. 3.5% 12/1/49	618,000	677,918
		6,852,045
Gas Utilities - 0.7%
Dominion Gas Holdings LLC 3% 11/15/29	582,000	596,187
ONE Gas, Inc. 2% 5/15/30	278,000	282,017
Southern Co. Gas Capital Corp. 4.4% 5/30/47	325,000	363,213
		1,241,417
Independent Power and Renewable Electricity Producers - 0.8%
Emera U.S. Finance LP 3.55% 6/15/26	800,000	870,217
The AES Corp.:
3.3% 7/15/25 (a)	216,000	219,300
3.95% 7/15/30 (a)	189,000	189,747
		1,279,264
Multi-Utilities - 2.4%
Ameren Corp. 2.5% 9/15/24	1,000,000	1,062,737
Dominion Energy, Inc.:
3.071% 8/15/24 (b)	400,000	424,780
4.25% 6/1/28	775,000	878,526
NiSource, Inc.:
3.49% 5/15/27	100,000	111,655
3.65% 6/15/23	650,000	696,559
Puget Energy, Inc. 4.1% 6/15/30 (a)	85,000	90,050
Sempra Energy 3.8% 2/1/38	600,000	643,063
		3,907,370

TOTAL UTILITIES		13,280,096

TOTAL NONCONVERTIBLE BONDS
(Cost $139,781,554)		146,432,963

U.S. Treasury Obligations - 5.4%
U.S. Treasury Bonds:
2% 2/15/50	$7,095,000	$8,110,748
3% 8/15/48	635,000	871,438
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $8,941,742)		8,982,186

Municipal Securities - 0.1%
California Gen. Oblig. Series 2009, 7.55% 4/1/39
(Cost $109,986)	75,000	129,338

Foreign Government and Government Agency Obligations - 0.6%
Kingdom of Saudi Arabia 2.9% 10/22/25 (a)	$200,000	$208,700
Peruvian Republic 2.392% 1/23/26	285,000	294,548
State of Qatar 3.375% 3/14/24 (a)	200,000	212,563
United Mexican States 3.25% 4/16/30	200,000	196,800
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $883,428)		912,611

Bank Notes - 1.2%
BBVA U.S.A.:
2.875% 6/29/22	$250,000	$252,622
3.5% 6/11/21	900,000	912,609
RBS Citizens NA 3.7% 3/29/23	800,000	847,659
TOTAL BANK NOTES
(Cost $1,972,418)		2,012,890
	Shares	Value

Money Market Funds - 4.1%
Fidelity Cash Central Fund 0.11% (d)
(Cost $6,690,575)	6,689,246	6,690,584
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $158,379,703)		165,160,572
NET OTHER ASSETS (LIABILITIES) - 0.0%		60,412
NET ASSETS - 100%		$165,220,984

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,929,433 or 16.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$53,104
Total	$53,104

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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